Risk and Capital Management (Details 17) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Insurance	R$ 523	R$ 643
Private pension	513,213	465,163
Total	513,736	465,806
One Year [Member]
IfrsStatementLineItems [Line Items]
Insurance	(806)	(660)
Private pension	15,247	16,603
Total	14,441	15,943
Two Year [Member]
IfrsStatementLineItems [Line Items]
Insurance	(310)	(232)
Private pension	19,187	18,773
Total	18,877	18,541
Three Year [Member]
IfrsStatementLineItems [Line Items]
Insurance	(220)	(186)
Private pension	18,409	17,835
Total	18,189	17,649
Four Year [Member]
IfrsStatementLineItems [Line Items]
Insurance	(109)	(120)
Private pension	17,850	17,113
Total	17,741	16,993
Five Year [Member]
IfrsStatementLineItems [Line Items]
Insurance	5	(50)
Private pension	17,354	16,498
Total	17,359	16,448
Over Five Years [Member]
IfrsStatementLineItems [Line Items]
Insurance	1,963	1,891
Private pension	425,166	378,341
Total	R$ 427,129	R$ 380,232